Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 52,100	$ 50,000
Prepaid expenses	31,080	35,150
Other current assets	$ 83,180	$ 85,150